Contract Assets (Tables)	12 Months Ended
Dec. 31, 2025
Contract Assets [Abstract]
Schedule of Contract Assets
	December 31,	December 31,	January 1,
	2025	2024	2024
	US$	US$	US$

Contract assets arising from:
Internet leads generation and marketing service income	17,827,953	11,815,345	15,997,795
Marketing and events income	70,089	10,099	27,174
	17,898,042	11,825,444	16,024,969